Commitments (Tables)	9 Months Ended
Sep. 30, 2021
Commitments and Contingencies Disclosure [Abstract]
Schedule of future minimum rental payments for operating leases
Approximate future minimum lease payments for the Company’s
non-cancelable
operating leases are as follows as of December 31, 2020:

Year ended December 31,
2021	$3,810
2022	2,790
2023	2,867
2024	2,867
2025	2,867
Thereafter	7,884

Total	$23,085